CORNERCAP GROWTH FUND

                    SEMI-ANNUAL REPORT TO SHAREHOLDERS



                               A Series of
                         CornerCap Group of Funds
                      A "Series" Investment Company




                         FOR THE SIX MONTHS ENDED
                            SEPTEMBER 30, 1997


The Peachtree, Suite 1700                    Advisor:  (800) 728-0670
1355 Peachtree Street NE                     Administrator: (888) 81 FUNDS
Atlanta, GA  30309                           Telecopier:   (404) 892-9353

CornerCap Growth Fund
Manager's Report to the Shareholders
for the semi-annual period ended September 30, 1997


Dear Shareholder:

Attached are the portfolio valuation and financial reports for the semi-annual period ended September 30, 1997. As of this date, the shares of the CornerCap Growth Fund were valued at $15.37. The Fund has continued to perform very well, with double-digit returns in three of the last four quarters. For the quarter and year-to-date, the Fund was up 14.4% and 31.3%, respectively. For the last 12 months, the Fund returned 44.4%. These returns exceed all of the major stock market indices over these periods.

When Cornerstone Capital took over the Fund on September 30, 1992, exactly five years ago, it was one of the worst performing funds in the market. Since that time, the Fund has returned 17.9% per year. It was ranked 4th and 14th in the nation for Capital Appreciation by Morningstar in 1994 and 1996, respectively. We are very proud of the turnaround in performance and the improved administration of the Fund.

The Fund has also held up well during the market correction that has occurred since September 30. As of November 18, 1997, the Fund was valued at $15.35, very close to our quarter end valuation. Also, as noted on the Wall Street Journal reprint on the back of this report, our Fund was ranked 9th in the nation for Capital Appreciation for the 12 month period ending October 31, 1997.

Please remember that our best source of new clients has been referrals from existing shareholders. While our Fund is available on Schwab and other discount brokerage networks, it is not available through the retail brokerage firms. This helps us to hold down your costs. Adding new shareholders also helps us to reduce your costs even further. If we can help a friend or another member of your family with their investments, we hope that you will give us a call and let us talk with them or send a prospectus and a letter of introduction. Help us to help you by calling (800)728-0670 and leaving the referral with anyone at Cornerstone.

Thank you for continuing to be one of our much-appreciated shareholders.


Cornerstone Capital Corp.
November 19, 1997

Reprinted from THE WALL STREET JOURNAL.
MONDAY, NOVEMBER 3, 1997
1997 Dow Jones & Company, Inc.  All Rights Reserved

                      MUTUAL FUND QUOTATIONS

Mutual Fund Scorecard/Capital Appreciation
INVESTMENT OBJECTIVE: Long-term appreciation through high portfolio turnover and, at times, large cash positions; many can leverage or buy options. Bull/Bear ratings are figured over the latest two rising and two falling market cycles.

ASSETS           PAST PERFORMANCE
SEPT. 30          BULL     BEAR                                     TOTAL RETURN <F1> IN PERIOD ENDING OCT. 30
(in millions)    MARKET   MARKET     FUND NAME                        4 WEEKS       52 WEEKS          5 YEARS*
-------------    ------  -------     ---------                       -----------------------------------------
TOP 15 PERFORMERS
-----------------
  155.8          **         **         Hartfd: Cap                      - 7.74%         72.18%             **%
                                       Appr; A <F4>
   23.1         Low        Low         American                         - 6.80          62.71             2.50
                                       Heritage Fund <F2>
   28.8          **         **         Hodges Fund <F3>                 - 3.13          43.96            19.46
   18.2          **         **         Delaware                         - 4.52          43.41              **
                                        Val;Inst <F2> <F4> <F5>
  269.5          **         Med         Delaware:                       - 4.51          43.01            18.37
                                        Sm Cap Val;A <F4>
   58.6          **         Med         Berger Sm Cap                   - 4.69          41.89            23.13
                                         Val; Inst <F2> <F4> <F5>
  212.9          **         **           Olstein: Finl                  - 3.46          41.81              **
                                         Alert Fd <F2>
  556.5          **         **           Gabelli Value                  - 2.45          39.00            22.14
                                         Fund
   16.3          **         Med          Cornercap:                     - 3.42          38.32            17.25
                                         Growth <F2>
  374.7          High       Low          Sm Barney                      - 8.91          37.59            19.44
                                         Aggr Gro;A <F4>
   22.9          **          **          DLB Gp:Quan-                   - 8.16          37.08              **
                                         titative Eq <F5>
   76.9          **          **           Virtus:Style                  - 5.25          36.50              **
                                          Mgr <F2>
  767.6          **          **           Rydex:Nova                    -10.21          36.41              **
                                          Fund <F2>
  883.1          **          **           Putnam Cup                    - 4.27          35.75              **
                                          Apprec;B <F2> <F4>
  201.6          Med         Med          Saloman Bros                  - 4.60          35.11            19.36
                                          Opportunity <F2>

AVG. FOR CATEGORY                                                       - 5.77%        21.51%            16.18%
NUMBER OF FUNDS                                                            238           202             77

BOTTOM 10 PERFORMERS
   60.4          **          **           Linder Inv:                   - 2.81%       -22.54%             **%
                                          Bulwark;Inv  <F2> <F4>
    4.6          **          **           Fontaine:                     - 9.13%       -22.48              4.15
                                          Capital Apprec<F2>
  111.4          **         High          Comstock Cap                    0.53        -20.24             -5.04
                                          Value;A  <F3> <F4>
  265.3          **          **           Rydex: Ursa                     6.43        -18.22               **
                                          Fund <F2>
   26.3          **          **           Prudent Bear                   11.04        - 9.14               **
                                          Fund <F2>
   88.0          **          **           Perkins                       - 7.26        -  8.10              **
                                          Opportunity
                                          Fund
 1117.8         Med         Low           Stein Roe                     - 6.44       - 5.86             19.50
                                          Capital
                                          Oppty <F2>
    1.0         Low          Low          Steadman                      -15.29       - 4.00            -12.31
                                          Amer
                                          Indusy <F2> <F5>
   81.0          **           **          Vanguard                      -11.04       - 3.82               **
                                          Hz:Cap Oppty  <F2>
  137.5          **           **          Dreyfus Aggr                  - 8.18       - 0.61               **
                                          Gro <F3>

<F1> Change in net asset value with reinvested dividends and capital gains      Hi = Top third
<F2> No initial load                                                            Med = Middle third
<F3> Low initial load of 4.5% or less                                           Low = Bottom third
<F4> Fund has other share classes                                                * Annualized
<F5> Fund may not be open to all investors

** Fund track record is too short                                            Source: Lipper Analytical Services, Inc.

THE PUBLISHER'S SALE OF THIS REPRINT DOES NOT CONSTITUTE OR IMPLY ANY ENDORSEMENT OR SPONSORSHIP OF ANY PRODUCT, SERVICE, COMPANY OR
ORGANIZATION.

Journal Reprints (609) 520-4328 P.O. Box 300 Princeton, N.J. 08543-0300. DO NOT EDIT OR ALTER REPRINTS - REPRODUCTIONS NOT PERMITTED CORNERCAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 1997 (Unaudited)
_________________________________________________________________________

                                                                                                  Value
    Shares                                                                                      (Note 1-A)
    ------                                                                                      ----------
                COMMON STOCKS - 97.01%
                Building Materials - 5.54%
    10,700         Southdown, Inc.                                                         $      584,488
    11,750         International Aluminum Corp.                                                   322,391
                                                                                           --------------
                                                                                                  906,879

                Specialty Chemicals - 3.12%
    12,450         Furon Company                                                                  511,228
                                                                                           --------------
                Computer Software & Service - 2.07%
    12,750         BancTec, Inc. *                                                                339,469
                                                                                           --------------
                Containers - Metal Glass - 2.34%
    11,000         Ball Corp.                                                                     382,937
                                                                                           --------------
                Diversified Companies - 2.63%
     8,600         Sprint Corp.                                                                   430,000
                                                                                           --------------
                Electric Products - 2.48%
    17,300         Ametek                                                                         406,550
                                                                                           --------------
                Electronic Components - 2.54%
    12,400         Watkins Johnson                                                                415,400
                                                                                           --------------
                Electronics - Distributor - 2.32%
    22,520         Bell Industries                                                                380,025
                                                                                           --------------
                Equipment - Medical - 2.75%
    14,500         Marquette Medical System                                                       449,500
                                                                                           --------------
                Franchise - 4.30%
    30,800         NPC International                                                              388,850
    14,900         Wendy's International                                                          316,625
                                                                                           --------------
                                                                                                  705,475

                Furniture/Home Furnishings - 2.67%
9   21,100         Culp, Inc.                                                                     437,825
                                                                                           --------------
                Home Building - 4.85%
    21,900         Ryland Group, Inc.                                                             388,725
    10,600         Pulte                                                                          405,450
                                                                                           --------------
                                                                                                  794,175

                Instruments - Controls - 2.13%
    11,700         Duriron Co.                                                                    349,537
                                                                                           --------------

__________________________________________________________________________
CORNERCAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - (Continued)

September 30, 1997 (Unaudited)
_______________________________________________________________________________

<CAPTIOM>
                                                                                                  Value
    Shares                                                                                      (Note 1-A)
    ------                                                                                      -----------
                 Insurance - Diversified - 2.52%
    11,300         American Bankers Insurance Group                                               412,450
                                                                                           --------------
                Insurance - Life -1.56%
     6,450         Providian Corp.                                                                255,984
                                                                                           --------------
                Insurance - Property & Casualty - 5.07%
    41,742         Gainsco, Inc.                                                                  404,376
     9,400         Orion Capital Corp.                                                            425,937
                                                                                           --------------
                                                                                                  830,313

                Integrated Steel Producer -1.90%
    14,200         Inland Steel Industries                                                        310,625
                                                                                           --------------
                Machinery - Diversified - 5.12%
    25,800         Huffy Corp.                                                                    425,700
    13,100         Standex International                                                          412,650
                                                                                           --------------
                                                                                                  838,350
                                                                                           --------------
                Manufacturer - Industrial - 2.30%
     9,150         Crane Co.                                                                      376,294
                                                                                           --------------
                Metal Fabricating & Fasteners - 2.60%
    18,600         Handy & Harman                                                                 425,475
                                                                                           --------------
                Mineral Resources - 2.14%
    14,600         Cyprus Amax Minerals                                                           350,400
                                                                                           --------------
                Printing and Publishing-2.48%
    12,100         Deluxe Corporation                                                             406,106
                                                                                           --------------
                Retail - Mail Order - 2.90%
    26,200         Blair Corp                                                                     474,875
                                                                                           --------------
                Restaurants - 2.64%
    31,000         Piccadilly Cafeterias                                                          432,063
                                                                                           --------------
                Scientific Equipment - 5.22%
    18,100         EG&G, Inc.                                                                     374,444
    21,000         VWR Scientific Products                                                        480,375
                                                                                           --------------
                                                                                                  854,819
                                                                                           --------------
                Securities Brokerage - 2.96%
     6,450         Salomon, Inc.                                                                  484,959
                                                                                           --------------

__________________________________________________________________________

CORNERCAP GROWTH FUND

September 30, 1997 (Unaudited)
______________________________________________________________________________

                                                                                                  Value
    Shares                                                                                      (Note 1-A)
    ------                                                                                      ----------
                Shipping - 2.81%
    36,850         OMI Corp.                                                                      460,625
                                                                                           --------------

                Textiles - Apparel - 5.44%
    14,950         Kellwood Co.                                                                   529,791
    60,100         Tultex Corporation                                                             360,600
                                                                                           --------------
                                                                                                  890,391

                Textiles - Manufacture/Recycles - 2.51%
    17,750         Wellman, Inc.                                                                  411,578
                                                                                           --------------
                Tobacco - 4.90%
    12,850         UST Inc.                                                                       392,728
    11,300         Universal Corp.                                                                409,625
                                                                                           --------------
                                                                                                  802,353
                                                                                           --------------
                Transport - Equipment - 2.18%
     9,040         VarLen Corp.                                                                   357,080
                                                                                           --------------
                      Total Common Stocks (Cost $11,531,594)                                   15,883,740

Principal
Amount          SHORT-TERM INVESTMENTS - 2.07%

$417,008        Wachovia Bank Short-Term Authorized Demand Notes
                   (Cost $417,008)                                                                417,008
                                                                                           --------------
                      Total Investments (Cost $11,948,602)(a)                  99.78%          16,300,748
                      Other Assets in Excess of Liabilities - Net                .22               35,247
                                                                              ------       --------------
                         Net Assets                                           100.00 %     $   16,335,995
                                                                             =======       ==============
 (a) Aggregate cost for federal income tax purposes is $11,948,602.  At
   September 30, 1997, unrealized appreciation(depreciation) of securities for federal income tax purposes is as follows:
   Unrealized appreciation                                                                 $    4,559,662
   Unrealized depreciation                                                                       (207,516)

   Net unrealized appreciation                                                             $    4,352,146
                                                                                           ==============

_________________________________________________________________________

See accompanying notes to financial statements
CORNERCAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997 (Unaudited)
_________________________________________________________________________

ASSETS
   Investments at market value, (Identified cost $11,948,602 1-A)                          $   16,300,748
   Cash                                                                                            55,475
   Dividends receivable                                                                            11,319
   Insurance reserve                                                                                2,106
   Interest receivable                                                                              3,072
                                                                                           --------------
         Total assets                                                                          16,372,720
                                                                                           --------------

LIABILITIES
   Accrued expenses                                                                                36,725

NET ASSETS
   (Applicable to 1,063,083.124 shares outstanding,
      $.01 par value, unlimited shares authorized)                                         $   16,335,995
                                                                                           ==============

NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($16,335,995 divided by 1,063,083.124 shares)                                                  $ 15.37
                                                                                                  =======

NET ASSETS
   At September 30, 1997, net assets consisted of:
      Paid-in capital                                                                      $   10,203,546
      Accumulated net investment income                                                            28,721
      Accumulated net realized gains on investments                                             1,751,582
      Unrealized appreciation of investments                                                    4,352,146
                                                                                           --------------
                                                                                           $   16,335,995
                                                                                           ==============

______________________________________________________________________________
See accompanying notes to financial statements
CORNERCAP GROWTH FUND

STATEMENT OF OPERATIONS

Six months ended September 30, 1997 (Unaudited)
_______________________________________________________________________________

INVESTMENT INCOME
   Income
      Interest                                                                              $      13,090
      Dividends                                                                                   115,132
                                                                                            -------------
         Total investment income                                                                  128,222
                                                                                            -------------
   Expenses
      Fund accounting fees                                                                         14,522
      Advisory fee (Note 2)                                                                       73,176
      Professional fees                                                                             6,789
      Custodian fees                                                                                1,505
      Transfer agent fees                                                                          14,030
      Administration fees                                                                          23,412
      Shareholder servicing costs                                                                   6,139
      Registration fees                                                                                00
      Insurance                                                                                     1,604
      Trustees fees                                                                                 3,000
      Miscellaneous                                                                                17,940
                                                                                            -------------
      Total expenses                                                                              162,177
      Less expenses waived and reimbursed (Note 2)                                                (40,176)
                                                                                            -------------
         Net expenses                                                                             121,941
                                                                                            -------------
           Net investment income                                                                    6,281
                                                                                            -------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from security transactions                                                   989,539
   Increase in unrealized appreciation of investments                                           3,020,049
                                                                                            -------------
         Net realized and unrealized gain on investments                                        4,009,588
                                                                                            -------------

           Net increase in net assets resulting from operations                             $   4,015,869
                                                                                            ==============

_______________________________________________________________________________
See accompanying notes to financial statements

CORNERCAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Six months ended September 30, 1997 (Unaudited)
_______________________________________________________________________________

                                                                     Six Months Ended        Year Ended
                                                                     September 30, 1997     March 31, 1997
                                                                       (Unaudited)
                                                                     ------------------      -------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
      Net investment income                                                    $6,281             $21,184
      Net realized gain on investments                                        989,539           1,620,467
      Increase in unrealized appreciation of investments                    3,020,049             233,821
                                                                            ---------           ---------
         Net increase in net assets resulting from operations               4,015,869           1,875,472

   Distributions to shareholders from
      Net investment income                                                         0            (13,865)
      Realized gains                                                                0            (75,349)
                                                                            ---------           ---------
         Total distribution                                                         0            (89,214)

   Capital share transactions (a)
      Increase,(Decrease) in net assets resulting from
         capital share transactions                                          (536,171)          2,698,790
                                                                            ---------           ---------
           Total increase in net assets                                     3,479,698           4,485,048

NET ASSETS
   Beginning of year                                                       12,856,297           8,371,249
                                                                           ----------           ---------
   End of year
      (including accumulated net investment income of
      $28,721)                                                           $ 16,335,995         $12,856,297
                                                                         ============         ===========


(a) Summary of capital share activity follows:

                                         Period Ending September 30, 1997    Period Ending March 31, 1997
                                         --------------------------------    ----------------------------
                                                 Shares            Value         Shares          Value
                                                 ------            -----         ------          -----
      Shares sold                             62,373.317          885,044        375,974       $4,117,045
      Shares redeemed                        (100,315.19)      (1,421,215)         7,481           87,223
      Shares reinvested                               00               00       (135,896)      (1,505,478)
                                            ------------        ---------       --------       ----------
      Net increase                          (37,941.873)        $(536,171)       247,559       $2,698.790
                                            ===========         =========       ========       ==========

_____________________________________________________________________________
See accompanying notes to financial statements
CORNERCAP GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the six month period)
________________________________________________________________________________________

                                        Six Months Ended         Years ended March 31,
                                        September 30,
                                        --------------            ---------------------------------------------------------
                                             1997                 1997         1996          1995         1994         1993
                                             ----                 ----         -----         ----         ----         ----
Per Share Operating Performance
   Net asset value,
      beginning of period                   $11.68               $9.81         $8.61         $7.69       $7.58        $7.60
                                            -------------------------------------------------------------------------------
  Income from
      investment operations -
      Net investment income (loss)             .01                 .02            .04           .05         .02         .23
      Net realized and unrealized
         gain (loss) on investments           3.68                1.93           1.22           .89         .11       (.25)
                                            -------------------------------------------------------------------------------
         Total from
           investment operations              3.69                1.95           1.26           .94        .13       (.02)
                                            -------------------------------------------------------------------------------
   Less distributions from
      Net investment income                    .00                  .01           .06           .02        .02           -
      Realized gains                           .00                  .07            -             -          -            -
                                            -------------------------------------------------------------------------------
         Total distributions                   .00                  .08           .06           .02        .02           -
                                            -------------------------------------------------------------------------------
   Net asset value,
      End of period                         $15.37               $11.68         $9.81        $8.61      $7.69        $7.58
                                            ==============================================================================
Total Return                                 31.59%               19.94%        14.64%       12.25%      1.71%        (.26)%

RATIOS/SUPPLEMENTAL DATA
   Net assets,
      end of year ($000)                    $16,336              $12,856       $8,371        $7,299    $4,229      $3,042

   Ratios to average net assets
      Expenses                                  .8%                1.71%        1.75%          1.87%     2.00%       2.00%
      Net investment income (loss)              .04%                .19%         .49%           .70%      .13%        .40%

   Portfolio turnover rate                    18.4%              37.13%         40.83%        55.12%    35.58%      83.40%

   Average Commission Rate
      per share                                 .1150           .1129


_________________________________________________________________________
See accompanying notes to financial statements
CORNERCAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 1997
_________________________________________________________________________


(1)    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   CornerCap Growth Fund (the "Fund") was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

   A. SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   B. SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   C. DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

   D. ACCOUNTING ESTIMATES - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2)    TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

     The Fund has an investment advisory agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets.
     The Advisor provides continuous supervision of the investment portfolio and pays the cost of compensation of the officers of the Fund, occupancy and certain clerical and administration costs involved in the day to day operations of the Fund. The Fund bears all other costs and expenses.

     Under the investment advisory agreement, if the aggregate expenses of the Fund (including the fees to the Advisor but excluding taxes, interest, brokerage fees and commissions, distribution fee and extraordinary expenses) exceed the limitations imposed by state securities administrators, the Advisor will reduce its fee by the amount of such excess.

     In addition, the Advisor has undertaken to pay fund expenses in excess of 2.0% of average net assets for the Fund's fiscal year ending September 30, 1997. For the six months ended September 30, 1997, the Advisor waived the Advisory fee of $40,176.

     DISTRIBUTION AGREEMENT AND PLAN

     The Fund has adopted a Distribution Plan pursuant to which the Fund reimburses the Advisor for marketing expenses incurred in distributing shares of the Fund, primarily the cost of printing sales material. This expense is limited to 1/4 of 1% of the Fund's average net assets. For the period ending September 30, 1997, no such reimbursements were made.


(3)  PURCHASES AND SALES OF SECURITIES

   For the six months ended September 30, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,631,654 and $2,638,936, respectively.


(4)  FEDERAL INCOME TAXES

   It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its share-holders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.